SHORT-TERM DEPOSITS (Details Narrative)	12 Months Ended
Dec. 31, 2023
Debt Instrument [Line Items]
Maturity term	12 months
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	7.20%
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	6.30%